Unaudited Condensed Consolidated statements of Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]		Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2020	6,708,946
Balance at Dec. 31, 2020	$ 201,268	$ 257,467,980	[1]	$ (230,333,881)	$ 27,335,367
Net income	0	0	[1]	11,736,326	11,736,326
Dividends to Series B preferred shares	0	0	[1]	(255,324)	(255,324)
Preferred deemed dividend	$ 0	0	[1]	(345,423)	(345,423)
Issuance of shares (in shares)	82,901
Issuance of shares	$ 2,488	741,065	[1]	0	743,553
Issuance of shares in connection with the redemption of Series B Preferred Shares (in shares)	453,044
Issuance of shares in connection with the redemption of Series B Preferred Shares	$ 13,591	6,351,673		0	6,365,264
Offering expenses	0	(87,229)		0	(87,229)
Share-based compensation	$ 0	57,850		0	57,850
Balance (in shares) at Jun. 30, 2021	7,244,891
Balance at Jun. 30, 2021	$ 217,347	264,531,339	[1]	(219,198,302)	45,550,384
Balance (in shares) at Dec. 31, 2021	7,294,541
Balance at Dec. 31, 2021	$ 218,836	264,609,233	[1]	(187,971,173)	76,856,896
Net income	0	0		60,686,136	60,686,136
Share-based compensation	$ 0	431,502			431,502
Repurchase of common shares (Note 12) (in shares)	(14,602)
Repurchase of common shares (Note 12)	$ (438)	(346,398)		0	(346,836)
Dividends declared and paid ($0.50 per share) (Note 12)	$ 0	0		(3,647,063)	(3,647,063)
Balance (in shares) at Jun. 30, 2022	7,279,939
Balance at Jun. 30, 2022	$ 218,398	$ 264,694,337		$ (130,932,100)	$ 133,980,635

[1]	Adjusted to reflect the 1-for-8 reverse stock split effected at the close of trading on December 18, 2019.